Financial Instruments and Financial Risk Management - Summary of Fair Value of Commodity Swaps Valuation by Discounted Cash Flow Method (Detail) lb in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) USD_per_Pound lb	Dec. 31, 2021 CAD ($) lb
Disclosure of fair value of commodity swaps [line items]
Settlement payables (Note 31) | $	$ 10	$ 9
Swap contract
Disclosure of fair value of commodity swaps [line items]
Settlement payables (Note 31) | $	$ 12
Swap contract | Zinc
Disclosure of fair value of commodity swaps [line items]
Volume	181
Financial assets | $	$ 4
Swap contract | Lead (pounds in millions)
Disclosure of fair value of commodity swaps [line items]
Volume	75
Financial assets | $	$ 8
Payable positions | Zinc
Disclosure of fair value of commodity swaps [line items]
Volume	75	63
Payable positions | Lead (pounds in millions)
Disclosure of fair value of commodity swaps [line items]
Volume	18	10
Payable positions | Swap contract | Zinc
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	1.34
Payable positions | Swap contract | Lead (pounds in millions)
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	1.02
Receivable positions | Zinc
Disclosure of fair value of commodity swaps [line items]
Volume	218	175
Receivable positions | Lead (pounds in millions)
Disclosure of fair value of commodity swaps [line items]
Volume	17	53
Receivable positions | Swap contract | Zinc
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	1.34
Receivable positions | Swap contract | Lead (pounds in millions)
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	1.01